Fair Value Measurement (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 13,927,171,474	$ 11,356,035,138
Collective investment trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	11,570,554,417	8,146,645,815
Self-managed funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,184,635,152	2,124,754,967
Fidelity Brokerage Link
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	553,611,158	381,537,064
Capital One Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	618,370,747	475,332,439
Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		227,764,853
Level 1 | Collective investment trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0
Level 1 | Self-managed funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	968,849,795	1,491,913,531
Level 1 | Fidelity Brokerage Link
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	553,611,158	381,537,064
Level 1 | Capital One Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	618,370,747	475,332,439
Level 1 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		227,764,853
Level 2 | Collective investment trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	11,570,554,417	8,146,645,815
Level 2 | Self-managed funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	215,785,357	632,841,436
Level 2 | Fidelity Brokerage Link
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Capital One Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 0	0
Level 2 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		$ 0